LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Years Ended March 31,
	2024	2023	2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(75,339)	$(104,611)	$(16,870)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	19,343	16,119	13,060
Basic and diluted loss per share	$(3.89)	$(6.49)	$(1.29)

Schedule of anti-dilutive share

	As of March 31,
	2024	2023	2022
Warrants	9,631,580	—	33,888
Stock options	1,805,620	1,963,420	1,151,400
Restricted stock units	369,340	378,740	378,740